Components of Net Investments in Direct Finance and Leveraged Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Direct Finance Leases:
Lease Receivable	$ 189.4	$ 239.2
Residual Value	143.1	162.2
Initial Direct Costs	2.5	3.5
Unearned Income	(31.1)	(43.5)
Investment in Direct Finance Leases	303.9	361.4
Leveraged Leases:
Net Rental Receivable	544.4	559.9
Residual Value	295.6	297.9
Unearned Income	(168.8)	(184.2)
Investment in Leveraged Leases	671.2	673.6
Lease Financing, net	$ 975.1	$ 1,035.0